Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Non- controlling Interest	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022		$ 474,999	[1]			$ 164,753,623		$ (59,081,432)	$ (263,507)	$ (3,333,541)	$ 102,550,142
Balance (in Shares) at Dec. 31, 2022		59,375	[1]
Conversion of convertible notes		$ 44,751	[1]			3,083,702					3,128,453
Conversion of convertible notes (in Shares)		5,594	[1]
Issuance shares for investments		$ 652,247	[1]			36,066,490					36,718,737
Issuance shares for investments (in Shares)		81,531	[1]
Issuance shares as prepayment for potential acquisition		$ 279,320	[1]			15,626,866					15,906,186
Issuance shares as prepayment for potential acquisition (in Shares)		34,915	[1]
Issuance of shares for private placement		$ 97,445	[1]			5,937,864	(500,000)				5,535,309
Issuance of shares for private placement (in Shares)		12,181	[1]
Issuance of shares for services		$ 32,836	[1]			3,543,634					3,576,470
Issuance of shares for services (in Shares)		4,105	[1]
Split shares		$ (88)	[1]			(2,556)					(2,644)
Split shares (in Shares)		(11)	[1]
Capital contribution by non-controlling shareholder									117,583		117,583
Net loss for the year								(57,462,953)	(97,230)		(57,560,183)
Non-controlling interests recognized from step acquisitions									23,946,670		23,946,670
Foreign currency translation adjustment									11,962	(2,686,663)	(2,674,701)
Balance at Jun. 30, 2023		$ 1,581,510	[1]			229,009,623	(500,000)	(116,544,385)	23,715,478	(6,020,204)	131,242,022
Balance (in Shares) at Jun. 30, 2023		197,690	[1]
Balance at Dec. 31, 2023		$ 103,785,668	[1]	$ 97,561	[1]	243,197,192	(40,500,000)	(168,679,873)	11,182,715	(5,062,516)	144,020,747
Balance (in Shares) at Dec. 31, 2023	[1]	12,973,209		12,195
Issuance of shares for private placement		$ 46,602	[1]			55,037	500,000				601,639
Issuance of shares for private placement (in Shares)		5,825	[1]
Stock dividend		$ 6,229,910	[1]			4,642,840		(10,872,750)
Stock dividend (in Shares)		778,739	[1]
Issuance of shares for services						3,654,999					3,654,999
Deregister a subsidiary									113,361		113,361
Net loss for the year								(10,487,072)	(705,479)		(11,192,551)
Foreign currency translation adjustment									57,276	(1,155,482)	(1,098,206)
Balance at Jun. 30, 2024		$ 110,062,180	[1]	$ 97,561	[1]	$ 251,550,068	$ (40,000,000)	$ (190,039,695)	$ 10,647,873	$ (6,217,998)	$ 136,099,989
Balance (in Shares) at Jun. 30, 2024	[1]	13,757,773		12,195

[1]	Retroactively restated for one-for-twenty reverse split with effective date of November 22, 2024.